Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 82,756	$ 120,557	$ 130,308
Royalty expense	$ 10,678	$ 19,868	$ 14,090